FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information of foreign currency risk (Details) - Foreign currency risk [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
C$/US$ exchange rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	1.00%
Effect of variance increase/decrease on after-tax profit	$ 204
US$/MX$ exchange rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	1.00%
Effect of variance increase/decrease on after-tax profit	$ 287